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                         SUPPLEMENT DATED JUNE 30, 2006
                   TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF
                 THE HARTFORD MUTUAL FUNDS II, INC. ON BEHALF OF
                        THE HARTFORD SMALLCAP GROWTH FUND

THE HARTFORD SMALLCAP GROWTH FUND

Effective June 30, 2006, under the heading "The Hartford SmallCap Growth Fund," the following paragraphs are inserted after the expense table example:

SHAREHOLDER MEETING At a meeting held on June 20 and 21, 2006, the Board of Directors of The Hartford Mutual Funds II, Inc. unanimously approved on behalf of The Hartford SmallCap Growth Fund (the "Fund"), a sub-advisory agreement (the "Agreement") between Hartford Investment Financial Services, LLC, the Fund's investment adviser, and its affiliate Hartford Investment Management Company ("Hartford Investment Management"), pursuant to which Hartford Investment Management would serve as an additional sub-adviser to the Fund and manage a portion of the Fund's assets. Because Hartford Investment Management is an affiliate of the Fund's investment adviser, the Agreement will not take effect unless approved by shareholders of the Fund. Wellington Management Company, LLP, which is currently the only sub-adviser to the Fund, will continue to manage a portion of the Fund's assets.

At the meeting the Board of Directors also approved the solicitation of proxies from Fund shareholders, and called a Special Meeting of Shareholders of the Fund (the "Meeting") to take place on or about October 24, 2006, for the purpose of seeking the approval of the proposed Agreement. Shareholders of record of the Fund as of July 31, 2006 shall be entitled to vote at the Meeting.

A proxy statement containing detailed information concerning the proposal under consideration is expected to be mailed to Fund shareholders in August 2006, and may be obtained at that time by contacting the Hartford Mutual Funds at 500 Bielenberg Drive, Woodbury, Minnesota 55125-4401.

                         SUPPLEMENT DATED JUNE 30, 2006
                   TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF
     THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
                   ON BEHALF OF EACH OF THE FUNDS LISTED BELOW

THE HARTFORD ADVISERS FUND
THE HARTFORD CAPITAL APPRECIATION FUND
THE HARTFORD CAPITAL APPRECIATION II FUND
THE HARTFORD DISCIPLINED EQUITY FUND
THE HARTFORD DIVIDEND AND GROWTH FUND
THE HARTFORD EQUITY INCOME FUND
THE HARTFORD FLOATING RATE FUND
THE HARTFORD FOCUS FUND
THE HARTFORD GLOBAL COMMUNICATIONS FUND
THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
THE HARTFORD GLOBAL HEALTH FUND
THE HARTFORD GLOBAL LEADERS FUND
THE HARTFORD GLOBAL TECHNOLOGY FUND
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
THE HARTFORD MIDCAP FUND
THE HARTFORD MIDCAP VALUE FUND
THE HARTFORD MONEY MARKET FUND
THE HARTFORD SELECT MIDCAP GROWTH FUND
THE HARTFORD SELECT MIDCAP VALUE FUND
THE HARTFORD SELECT SMALLCAP GROWTH FUND
THE HARTFORD SHORT DURATION FUND
THE HARTFORD SMALL COMPANY FUND
THE HARTFORD SMALLCAP GROWTH FUND
THE HARTFORD STOCK FUND
THE HARTFORD TAX-FREE CALIFORNIA FUND
THE HARTFORD TAX-FREE MINNESOTA FUND

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THE HARTFORD GROWTH FUND
THE HARTFORD GROWTH OPPORTUNITIES FUND
THE HARTFORD HIGH YIELD FUND
THE HARTFORD INCOME FUND
THE HARTFORD INFLATION PLUS FUND
THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
THE HARTFORD TAX-FREE NATIONAL FUND
THE HARTFORD TAX-FREE NEW YORK FUND
THE HARTFORD TOTAL RETURN BOND FUND
THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
THE HARTFORD VALUE FUND
THE HARTFORD VALUE OPPORTUNITIES FUND

SOFT DOLLAR PRACTICES

Effective June 30, 2006, in the section entitled "Management of the Funds," the following is inserted directly before the sub-heading "Management Fees":

SOFT DOLLAR PRACTICES The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers, including Hartford Investment Management, may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Each sub-adviser has adopted a policy addressing its use of soft dollars to obtain research and brokerage services, which are generally described in the Statement of Additional Information. In the case of Hartford Investment Management, the Board of Directors was notified at a meeting on June 20-21, 2006 that Hartford Investment Management was undertaking a review of its soft dollar practices in light of the recent addition of equity management capability, but that it had determined that at present it will utilize soft dollars to obtain only: (i) brokerage services; (ii) research created and provided by a broker-dealer involved in effecting a trade (i.e., research provided by a full service broker-dealer, or provided by a broker-dealer to which a portion of a trade is directed for the purpose of obtaining access to the research, in either cased on a bundled basis); and (iii) access to management personnel. Hartford Investment Management will not at present utilize soft dollars to obtain research from parties who have no role in effecting a trade.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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                         SUPPLEMENT DATED JUNE 30, 2006
             TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR
     THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
                         DATED MARCH 1, 2006 (THE "SAI")

The SAI is revised as follows:

THE HARTFORD SMALLCAP GROWTH FUND

Effective June 30, 2006, under the heading "Investment Management Arrangements" on page 86, the following paragraphs are inserted after the first full paragraph:

SHAREHOLDER MEETING At a meeting held on June 20 and 21, 2006, the Board of Directors of The Hartford Mutual Funds II, Inc. unanimously approved on behalf of The Hartford SmallCap Growth Fund (the "Fund"), a sub-advisory agreement (the "Agreement") between Hartford Investment Financial Services, LLC, the Fund's investment adviser, and its affiliate Hartford Investment Management Company ("Hartford Investment Management"), pursuant to which Hartford Investment Management would serve as an additional sub-adviser to the Fund and manage a portion of the Fund's assets. Because Hartford Investment Management is an affiliate of the Fund's investment adviser, the Agreement will not take effect unless approved by shareholders of the Fund. Wellington Management Company, LLP, which is currently the only sub-adviser to the Fund, will continue to manage a portion of the Fund's assets.

At the meeting the Board of Directors also approved the solicitation of proxies from Fund shareholders, and called a Special Meeting of Shareholders of the Fund (the "Meeting") to take place on or about October 24, 2006, for the purpose of seeking the approval of the proposed Agreement. Shareholders of record of the Fund as of July 31, 2006 shall be entitled to vote at the Meeting.

A proxy statement containing detailed information concerning the proposal under consideration is expected to be mailed to Fund shareholders in August 2006, and may be obtained at that time by contacting the Hartford Mutual Funds at 500 Bielenberg Drive, Woodbury, Minnesota 55125-4401.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.